Basis of Presentation and General information, Assets and Liabilities of Toro (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2023	Dec. 31, 2022
Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 87,896,786	$ 111,383,645		$ 142,373,151
Accounts receivable trade, net	2,688,116	2,914,899
Due from related parties - current	6,393,625	5,650,168
Inventories	1,552,262	977,639
Prepaid expenses and other assets, current	3,773,218	3,277,873
Due from related parties - non-current	3,504,667	4,504,340
Prepaid expenses and other assets, non-current	204,146	500,000
Deferred charges, net	2,205,544	3,231,461		$ 5,357,816
Due to Related Parties	(889,020)	(541,666)
Accounts payable	(2,127,051)	(2,833,167)
Accrued liabilities	(23,045,515)	(3,592,728)
Related Party [Member] | Toro [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents			$ 61,359,774
Accounts receivable trade, net			6,767,408
Due from related parties - current			4,528,948
Inventories			890,523
Prepaid expenses and other assets, current			1,447,062
Vessels, net			91,492,003
Restricted Cash			700,000
Due from related parties - non-current			1,708,474
Prepaid expenses and other assets, non-current			4,449,999
Deferred charges, net			2,685,922
Due to Related Parties	$ (687,500)	$ (541,666)	(3,001,865)
Accounts payable			(2,432,095)
Accrued liabilities			(3,041,530)
Long-term debt, net			(12,413,056)
Net assets of Toro			155,141,567
Less: Investment in Preferred Shares of Toro issued as part of Spin-Off (refer Note 4(c))			(117,222,135)
Distribution of net assets of Toro to the Company's shareholders			$ 37,919,432